STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		70 Months Ended	73 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash Flows from Operating Activities:
Net Loss	$ (256,649)	$ (269,618)	$ (1,081,699)	$ (898,473)	$ (2,175,151)	$ (2,431,800)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Common stock issued for services			210,000	90,800	306,800	306,800
Common stock issuable for services		39,000	88,000	74,000	162,000	162,000
Common stock issued for mining rights				2,500	2,500	2,500
Stock compensation cost		7,970	47,822	13,283	61,105	61,105
Amortization of debt discount	133,750			19,723	19,723	153,473
Impairment of mining equipments			106,000	2,500	108,500	108,500
In-kind contribution of interest	986		393		393	1,379
In-kind contribution of services			57,000		57,000	57,000
Increase in accounts payable and accrued expenses	31,773	36,348	267,670	104,791	411,572	443,345
Net Cash Used in Operating Activities	(90,140)	(186,300)	(304,814)	(590,876)	(1,045,558)	(1,135,698)
Cash Flows from Investing Activities:
Cash Flows from Financing Activities:
Proceeds of borrowings from convertible debts-non-related parties	245,000					245,000
Proceeds of borrowings from non-related party		30,150	30,000	75,000	215,871	215,871
Proceeds of borrowings from related parties			50,170		50,170	50,170
Proceeds from sale of common stock and warrants, net		190,000	224,000	585,000	854,764	854,764
Repayment of borrowings				(75,000)	(75,000)	(75,000)
Net Cash Provided by Financing Activities	245,000	220,150	304,170	585,000	1,045,805	1,290,805
Increase (Decrease) in Cash	154,860	33,850	(644)	(5,876)	247	155,107
Cash - Beginning of Period	247	891	891	6,767
Cash - End of Period	155,107	34,741	247	891	247	155,107
Supplemental Disclosures of Cash Flow Information:
Interest paid
Income taxes paid
Supplemental Schedule of Non-Cash Investing and Financing activities:
Deferred offering costs charged to additional paid-in capital					25,000	25,000
Deferred offering costs recorded in accounts payable					7,500	7,500
Common stock issued for mining lease		2,500		2,500	5,000	5,000
Debt forgiveness		97,785		97,785	97,785	97,785
Consulting fees forgiveness		12,000		12,000	12,000	12,000
Common stock issued for mining equipments		266,000	106,000		106,000	106,000
Common stock issued for shares issuable		74,000	74,000		74,000	74,000
Discount on convertible debt	$ 245,000					$ 245,000